U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

January 21, 2014

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

RE:          STONE RIDGE TRUST (the “Trust”)
File Nos.: 333-184477 and 811-22761
Stone Ridge International Developed Markets Variance Risk Premium Fund (S000043843)
Stone Ridge Emerging Markets Variance Risk Premium Fund (S000043844)
Stone Ridge International Master Variance Risk Premium Fund (S000043845)

Dear Sir or Madam:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, Stone Ridge International Developed Markets Variance Risk Premium Fund, Stone Ridge Emerging Markets Variance Risk Premium Fund and Stone Ridge International Master Variance Risk Premium Fund, is Post-Effective Amendment (“PEA”) No. 13 under the 1933 Act and PEA No. 15 under the 1940 Act to the Trust’s Registration Statement on Form N-1A.

The purpose of this filing is to respond to comments provided by the Staff and make other non-material, routine changes.  This filing will become effective immediately, pursuant to paragraph (b) of Rule 485 of the 1933 Act.

If you have any questions or require further information, do not hesitate to contact me at (414) 765-6121.

Sincerely,

/s/ Angela L. Pingel

Angela L. Pingel, Esq.
For U.S. Bancorp Fund Services, LLC